CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025		Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Current assets:
Cash and cash equivalents (note 4)	$ 31,975		$ 49,125				$ 6,392
Restricted cash (note 4)	305		667				169
Other receivables	277		315				198
Prepaid expenses and other	28,959		908				539
Total current assets	61,516		51,015				7,298
Property and equipment (note 6)	5,036		6,424				8,278
Right-of-use assets (note 8)	2,706		2,918				3,278
Other assets	37		37				140
Total assets	69,295		60,394				18,994
Current liabilities:
Accounts payable and accrued liabilities (note 7)	4,907		5,133				8,962
Lease liabilities (note 8)	390		454				597
SIF contribution liability (note 10)	87,417		28,369				15,681
Warrant liability			1,067				10
Total current liabilities	170,843		78,296				46,662
Lease liabilities (note 8)	3,875		4,233				4,410
Share-based compensation (note 14)	22,477		15,545				6,889
SAFE Warrants (note 11)	15,467		13,171
Total liabilities	212,662		111,245				57,961
Redeemable convertible preferred shares:
Redeemable shares			122,953	[1]			245,121	[1]	$ 237,671
Shareholders' deficiency:
Common shares, unlimited voting and non-voting shares authorized without par value, 13,290,803 shares issued and outstanding (2024-1,316,702) (note 13)	146,609		146,525	[1]			2,407	[1]
Additional paid-in capital	18,586		18,327				15,920
Accumulated other comprehensive loss	(3,365)		(6,704)				(3,849)
Accumulated deficit	(454,456)		(331,952)				(298,566)
Total shareholders' deficiency	(292,626)	$ (211,625)	(173,804)		$ (298,122)	$ (291,808)	(284,088)		$ (220,726)
Total liabilities, redeemable convertible preferred shares and shareholders' deficiency	69,295		60,394				18,994
Related party
Current liabilities:
Convertible notes (note 9)							20,142
SAFE liabilities (note 11)	4,436		3,503
Non-related party
Current liabilities:
Convertible notes (note 9)							$ 1,270
SAFE liabilities (note 11)	$ 51,717		$ 40,837

[1]	Share amounts have been retrospectively adjusted to reflect the ten-for-one (10:1) reverse share split effective August 2025. See note 12 for details.